UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21875

Dividend Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Dividend Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Aerospace & Defense — 7.3%
General Dynamics Corp.	87,300	$7,893,666
Lockheed Martin Corp.	77,800	8,249,912
Raytheon Co.	50,000	3,198,500
United Technologies Corp.	95,828	6,944,655
		$26,286,733
Auto Components — 0.5%
Johnson Controls, Inc.	51,000	$1,798,260
		$1,798,260
Beverages — 0.6%
Diageo PLC ADR	28,700	$2,350,530
		$2,350,530
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)	88,700	$3,861,111
Credit Suisse Group	65,000	3,600,883
		$7,461,994
Commercial Banks — 5.9%
Banco Bradesco SA Sponsored ADR	180,000	$4,064,400
DnB NOR ASA	250,000	3,696,100
National City Corp.	790,000	4,977,000
Standard Chartered PLC	161,000	5,666,425
U.S. Bancorp	86,100	2,917,929
		$21,321,854
Computer Peripherals — 2.0%
International Business Machines Corp.	60,781	$7,336,267
		$7,336,267
Diversified Telecommunication Services — 6.0%
AT&T, Inc.	96,867	$3,749,722
Elisa Oyj	4,000	89,733
Fairpoint Communciations, Inc.	1,489	13,714
Koninklijke KPN NV	341,200	6,211,003
Telefonos de Mexico SA de CV ADR	62,130	2,240,408
Telenor ASA(1)	122,000	2,435,046

Security	Shares	Value
Diversified Telecommunication Services (continued)
TeliaSonera AB	426,000	$3,780,701
Verizon Communications, Inc.	78,960	3,038,381
		$21,558,708
Electric Utilities — 9.9%
E.ON AG	57,866	$11,703,648
E.ON AG ADR	2	129
Enel SpA	168,000	1,817,510
FirstEnergy Corp.	72,500	5,483,900
Fortum Oyj	182,592	7,701,844
FPL Group, Inc.	120,000	7,954,800
Scottish and Southern Energy PLC	39,900	1,095,241
		$35,757,072
Energy Equipment & Services — 3.7%
Diamond Offshore Drilling, Inc.	43,388	$5,441,289
Schlumberger, Ltd.	30,400	3,056,720
Transocean, Inc.(1)	31,831	4,693,799
		$13,191,808
Food & Staples Retailing — 2.0%
Wal-Mart Stores, Inc.	127,800	$7,409,844
		$7,409,844
Food Products — 2.4%
Cadbury Schweppes PLC ADR	31,581	$1,455,884
Nestle SA	15,198	7,216,066
Nestle SA ADR	3	356
		$8,672,306
Health Care Equipment & Supplies — 2.0%
Covidien, Ltd.	152,400	$7,115,556
		$7,115,556
Hotels, Restaurants & Leisure — 3.6%
Marriott International, Inc., Class A	183,800	$6,304,340
McDonald's Corp.	111,400	6,637,212
		$12,941,552

See notes to financial statements

Dividend Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Products — 0.8%
Kimberly-Clark Corp.	16,670	$1,066,713
Kimberly-Clark de Mexico SA de C.V.	362,500	1,721,468
		$2,788,181
Industrial Conglomerates — 0.6%
General Electric Co.	68,150	$2,228,505
		$2,228,505
Insurance — 6.0%
AFLAC, Inc.	111,600	$7,440,372
Chubb Corp.	38,000	2,012,860
Lincoln National Corp.	17,000	913,920
MetLife, Inc.	74,000	4,502,900
Zurich Financial Services AG	22,500	6,783,721
		$21,653,773
Machinery — 3.8%
Atlas Copco AB, Class A	441,700	$7,042,491
Eaton Corp.	75,100	6,596,784
		$13,639,275
Metals & Mining — 8.1%
BHP Billiton, Ltd. ADR	50,600	$4,081,396
Companhia Vale do Rio Doce ADR	87,200	3,407,776
Compass Minerals International, Inc.	57,900	3,647,700
Freeport-McMoRan Copper & Gold, Inc., Class B	33,131	3,768,651
Nucor Corp.	93,000	7,021,500
POSCO ADR	29,000	3,578,600
Southern Copper Corp.	33,200	3,810,032
		$29,315,655
Multi-Utilities — 1.1%
CMS Energy Corp.	32,000	$466,560
Energy East Corp.	64,200	1,463,760
RWE AG	18,800	2,155,677
		$4,085,997

Security	Shares	Value
Oil, Gas & Consumable Fuels — 16.7%
BP PLC ADR	16,500	$1,201,035
Chevron Corp.	80,100	7,701,615
ConocoPhillips	78,103	6,728,573
Exxon Mobil Corp.	78,529	7,308,694
Hess Corp.	68,100	7,232,220
Neste Oil Oyj	186,000	5,581,952
Occidental Petroleum Corp.	106,160	8,833,574
StatoilHydro ASA ADR	16,200	585,954
Total SA ADR	93,770	7,876,680
Williams Cos., Inc. (The)	202,165	7,176,858
		$60,227,155
Pharmaceuticals — 4.3%
Johnson & Johnson	116,785	$7,835,106
Merck & Co., Inc.	27,000	1,027,080
Sanofi-Aventis ADR	157,500	6,076,350
Wyeth	10,500	466,935
		$15,405,471
Real Estate Investment Trusts (REITs) — 3.9%
Boston Properties, Inc.	61,100	$6,139,939
Simon Property Group, Inc.	80,690	8,057,703
		$14,197,642
Tobacco — 4.1%
British American Tobacco PLC	178,000	$6,651,118
Philip Morris International, Inc.(1)	161,845	8,258,950
		$14,910,068
Water Utilities — 0.7%
Severn Trent PLC	87,000	$2,502,568
		$2,502,568
Total Common Stocks (identified cost $318,507,756)		$354,156,774

See notes to financial statements

Dividend Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 0.6%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(2)	$1,997	$1,996,520
Total Short-Term Investments (identified cost $1,996,520)		$1,996,520
Total Investments — 98.7% (identified cost $320,504,276)		$356,153,294
Other Assets, Less Liabilities — 1.3%		$4,837,713
Net Assets — 100.0%		$360,991,007

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	73.2%	$264,006,301
Switzerland	4.9	17,600,670
United Kingdom	4.4	15,915,352
Germany	3.8	13,859,325
Finland	3.7	13,373,529
Sweden	3.0	10,823,192
Netherlands	1.7	6,211,003
Norway	1.7	6,131,146
Cayman Islands	1.3	4,693,799
Italy	0.5	1,817,510
Mexico	0.5	1,721,467
	98.7%	$356,153,294

See notes to financial statements

Dividend Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $318,507,756)	$354,156,774
Affiliated investment, at value (identified cost, $1,996,520)	1,996,520
Foreign currency, at value (identified cost, $80,581)	79,881
Receivable for investments sold	15,965,662
Dividends receivable	3,109,180
Interest receivable from affiliated investment	9,044
Tax reclaims receivable	378,949
Total assets	$375,696,010
Liabilities
Payable for investments purchased	$14,461,362
Payable to affiliate for investment adviser fee	185,340
Payable to affiliate for Trustees' fees	902
Accrued expenses	57,399
Total liabilities	$14,705,003
Net Assets applicable to investors' interest in Portfolio	$360,991,007
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$325,352,500
Net unrealized appreciation (computed on the basis of identified cost)	35,638,507
Total	$360,991,007

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends (net of foreign taxes, $934,527)	$12,679,731
Interest	12
Interest income allocated from affiliated investment	87,257
Expenses allocated from affiliated investment	(10,753)
Total investment income	$12,756,247
Expenses
Investment adviser fee	$1,032,912
Trustees' fees and expenses	7,856
Custodian fee	134,301
Legal and accounting services	18,293
Miscellaneous	1,665
Total expenses	$1,195,027
Net investment income	$11,561,220
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(38,626,619)
Foreign currency transactions	(29,669)
Net realized loss	$(38,656,288)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,709,479
Foreign currency	(19,637)
Net change in unrealized appreciation (depreciation)	$3,689,842
Net realized and unrealized loss	$(34,966,446)
Net decrease in net assets from operations	$(23,405,226)

See notes to financial statements

Dividend Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$11,561,220	$12,650,275
Net realized loss from investment and foreign currency transactions	(38,656,288)	(9,095,700)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	3,689,842	27,518,346
Net increase (decrease) in net assets from operations	$(23,405,226)	$31,072,921
Capital transactions — Contributions	$110,550,486	$242,628,525
Withdrawals	(42,393,043)	(32,100,952)
Net increase in net assets from capital transactions	$68,157,443	$210,527,573
Net increase in net assets	$44,752,217	$241,600,494
Net Assets
At beginning of period	$316,238,790	$74,638,296
At end of period	$360,991,007	$316,238,790

See notes to financial statements

Dividend Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.75	%(3)	0.76%	0.88	%(3)
Net investment income	7.20	%(3)	6.77%	15.44	%(3)
Portfolio Turnover	85%		87%	170%
Total Return	(7.44	)%(4)	18.88%	10.33	%(4)
Net assets, end of period (000's omitted)	$360,991		$316,239	$74,638

(1)  For the period from the start of business, March 24, 2006, to October 31, 2006.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements

Dividend Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Dividend Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Dividend Income Fund held a 92.4% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

Dividend Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $1,042,933 of which $10,021 was allocated from Cash Management and $1,032,912 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.65% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in

Dividend Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $347,490,097 and $273,394,171, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$320,542,750
Gross unrealized appreciation	$38,631,964
Gross unrealized depreciation	(3,021,420)
Net unrealized appreciation	$35,610,544

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Dividend Income Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance Dividend Income Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board also considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. The Board reviewed the compliance programs of the Adviser and its affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2007 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Portfolio's management fees, including administrative fees, and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund and the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the Portfolio advisory fee, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Dividend Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Dividend Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Eaton Vance Dividend Income Fund

OFFICERS AND TRUSTEES CONT'D

Dividend Income Portfolio

Officers Duncan W. Richardson President Aamer Khan Vice President Judith A. Saryan Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Dividend Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Dividend Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Dividend Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2634-6/08  DIVISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Income Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 12, 2008

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 12, 2008